GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill - Additional Information (Details)			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jul. 31, 2022 CNY (¥)	Jul. 01, 2022	Dec. 31, 2019 CNY (¥)
Goodwill
Goodwill			¥ 196,289,492	¥ 196,289,492		$ 26,891,550
Decrease in goodwill		¥ 5,723,832
Goodwill impairment			¥ 0	¥ 0	¥ 0
Huanqiuyimeng
Goodwill
Percentage of equity interest acquired									100.00%
Goodwill									¥ 200,478,795
Beijing Quanouyimeng Culture Communication Co Ltd
Goodwill
Percentage of equity interest acquired									100.00%
Goodwill							¥ 0
Equity interest sold percentage							70.00%	70.00%
Fair value of goodwill							¥ 0
Youru
Goodwill
Goodwill acquired	¥ 1,534,529